Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
OPERATING ACTIVITIES:
Net income (loss) for the period	$ (732,570)	$ (92,376)
Adjustments to reconcile net loss to net cash provided by (used in) operating activities:
Depreciation and amortization of property and equipment	10,992	22,343
Provision for doubtful accounts	2,675	(12,665)
Stock-based compensation	272,147
Derivative liability income	(76,556)
Amortization of debt discounts	116,643
Loss on conversions of notes payable	138,009
Gain on settlement of accounts payable		(44,336)
Changes in operating assets and liabilities:
Accounts receivable		12,665
Accounts payable	33,455	53,649
Accrued expenses	21,000
Deferred compensation	5,982	7,102
Accrued interest	76,770	52,659
Net cash used in operating activities	(131,453)	(959)
INVESTING ACTIVITIES:
Purchase of property and equipment
Net cash used in investing activities
FINANCING ACTIVITIES:
Proceeds from convertible notes payable	123,000
Loans from officers	8,475
Net cash provided by financing activities	131,475
NET INCREASE (DECREASE) IN CASH	22	(959)
CASH, BEGINNING OF PERIOD	735	1,694
CASH, END OF PERIOD	757	735
Supplemental disclosure of cash flow information
Interest		42,650
Income taxes
Non-Cash investing and financing activities:
Initial derivative liability charged to debt discount	120,000
Issuance of 25,000 shares, Series B Convertible Preferred Stock in satisfaction of deferred compensation liability	25,000
Issuance of 6,000 shares, Series B Convertible Preferred Stock in satisfaction of loans payable to officer	6,000
Conversions of Convertible Notes Payable: Principal	107,000
Conversions of Convertible Notes Payable: Accrued interest and charges	3,620
Conversions of Convertible Notes Payable: Total debt satisfied	110,620
Fair value of 14,662,039 shares issued to lenders	248,629
Loss on conversions of convertible notes payable	$ 138,009